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                                                     hours per response: 21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-09911
                                   ------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  5136 Dorsey Hall Drive         Ellicott City, Maryland            21042
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 715-1145
                                                     ----------------------

Date of fiscal year end:        June 30, 2006
                          -------------------------------

Date of reporting period:       March 31, 2006
                          -------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

HUSSMAN STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES      COMMON STOCKS -- 97.00%                                 VALUE
--------------------------------------------------------------------------------
              AUTO COMPONENTS -- 0.10%
    31,500    Magna International, Inc.                           $  2,384,235
                                                                  ------------
              AUTOMOBILES -- 0.25%
   200,000    Honda Motor Co. Ltd. - ADR                             6,192,000
                                                                  ------------
              BANKS -- 0.38 %
   200,000    Barclays plc - ADR                                     9,360,000
                                                                  ------------
              BEVERAGES -- 4.46%
   500,000    Anheuser-Busch Cos., Inc.                             21,385,000
   176,800    Cadbury Schweppes plc - ADR                            7,072,000
 1,033,600    Coca-Cola Co. (The)                                   43,276,832
    30,200    Fomento Economico Mexicano, S.A. de C.V. - ADR         2,768,132
   250,000    Pepsi Bottling Group, Inc. (The)                       7,597,500
   500,000    PepsiCo, Inc.                                         28,895,000
                                                                  ------------
                                                                   110,994,464
                                                                  ------------
              BIOTECHNOLOGY -- 3.22%
   100,000    Amgen, Inc. (a)                                        7,275,000
   200,000    Andrx Corp. (a)                                        4,748,000
 1,250,000    Applera Corp. - Applied Biosystems Group              33,925,000
    86,100    Flamel Technologies S.A. - ADR (a)                     1,821,876
   150,000    Gilead Sciences, Inc. (a)                              9,333,000
   142,600    Illumina, Inc. (a)                                     3,386,750
   250,000    Invitrogen Corp. (a)                                  17,532,500
   250,000    Nanogen, Inc. (a)                                        755,000
    40,000    PDL BioPharma, Inc. (a)                                1,312,000
                                                                  ------------
                                                                    80,089,126
                                                                  ------------
              BUILDING PRODUCTS -- 1.60%
   100,000    KB Home                                                6,498,000
   997,300    Masco Corp.                                           32,402,277
    29,500    Toll Brothers, Inc. (a)                                1,021,585
                                                                  ------------
                                                                    39,921,862
                                                                  ------------
              CHEMICALS -- 2.18%
   233,900    Albany Molecular Research, Inc. (a)                    2,376,424
   100,000    BASF AG - ADR                                          7,840,000
   350,000    Headwaters, Inc. (a)                                  13,926,500
   292,800    International Flavors & Fragrances, Inc.              10,048,896
   250,000    Lubrizol Corp. (The)                                  10,712,500
   148,300    PPG Industries, Inc.                                   9,394,805
                                                                  ------------
                                                                    54,299,125
                                                                  ------------

 HUSSMAN STRATEGIC GROWTH FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES      COMMON STOCKS -- 97.00% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
              COMMERCIAL SERVICES AND SUPPLIES -- 2.58%
   253,200    Avery Dennison Corp.                                $ 14,807,136
   150,000    ChoicePoint Inc. (a)                                   6,712,500
   400,000    Deluxe Corp.                                          10,468,000
   150,000    John H. Harland Co.                                    5,895,000
    50,000    L-3 Communications Holdings, Inc.                      4,289,500
   189,800    Pitney Bowes, Inc.                                     8,148,114
   250,000    Sensient Technologies Corp.                            4,512,500
   237,300    Waste Connections, Inc. (a)                            9,446,913
                                                                  ------------
                                                                    64,279,663
                                                                  ------------
              COMPUTERS AND PERIPHERALS -- 1.33%
   155,000    Ambient Corp. (a)                                         31,775
   350,000    Lexmark International, Inc. (a)                       15,883,000
   300,000    SanDisk Corp. (a)                                     17,256,000
                                                                  ------------
                                                                    33,170,775
                                                                  ------------
              CONSTRUCTION MATERIALS -- 0.56%
   100,000    Nanophase Technologies Corp. (a)                         771,000
   100,000    POSCO - ADR                                            6,380,000
   380,000    RPM International, Inc.                                6,817,200
                                                                  ------------
                                                                    13,968,200
                                                                  ------------
              DIVERSIFIED TELECOMMUNCATION SERVICES -- 5.95%
   500,000    ALLTEL Corp.                                          32,375,000
 1,000,000    AT&T, Inc.                                            27,040,000
   250,000    BCE, Inc.                                              6,015,000
    49,700    BT Group plc - ADR                                     1,929,354
   500,000    CenturyTel, Inc.                                      19,560,000
 1,300,000    Nokia Oyj - ADR                                       26,936,000
 1,000,000    Verizon Communications, Inc.                          34,060,000
                                                                  ------------
                                                                   147,915,354
                                                                  ------------
              ELECTRICAL EQUIPMENT -- 1.38%
   112,600    American Power Conversion Corp.                        2,602,186
   600,000    Energizer Holdings, Inc. (a)                          31,800,000
                                                                  ------------
                                                                    34,402,186
                                                                  ------------
              ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 2.07%
 1,000,000    Checkpoint Systems, Inc. (a)                          26,880,000
    49,900    FEI Co. (a)                                              990,515
   200,000    Flextronics International Ltd. (a)                     2,070,000
   250,000    Garmin Ltd.                                           19,857,500
   721,200    Nano-Proprietary, Inc. (a)                             1,658,760
                                                                  ------------
                                                                    51,456,775
                                                                  ------------
              ENERGY EQUIPMENT AND SERVICES -- 1.22%
   350,000    American Superconductor Corp. (a)                      3,972,500
    50,000    Distributed Energy Systems Corp. (a)                     355,000
    70,800    Kinder Morgan Energy Partners, L.P.                    3,411,144
   115,600    National Fuel Gas Co.                                  3,782,432
   313,100    Valero Energy Corp.                                   18,717,118
                                                                  ------------
                                                                    30,238,194
                                                                  ------------

 HUSSMAN STRATEGIC GROWTH FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES      COMMON STOCKS -- 97.00% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
              FOOD AND DRUG RETAIL -- 1.37%
   300,000    CVS Corp.                                           $  8,961,000
 1,000,000    Safeway, Inc.                                         25,120,000
                                                                  ------------
                                                                    34,081,000
                                                                  ------------
              FOOD PRODUCTS -- 4.51%
   927,500    Campbell Soup Co.                                     30,051,000
   200,000    Del Monte Foods Co.                                    2,372,000
   400,000    H.J. Heinz Co.                                        15,168,000
   400,000    Kellogg Co.                                           17,616,000
   500,000    Kraft Foods, Inc.                                     15,155,000
     4,500    Lancaster Colony Corp.                                   189,000
   350,000    Sara Lee Corp.                                         6,258,000
    50,000    Smithfield Foods, Inc. (a)                             1,467,000
   200,000    Tyson Foods, Inc.                                      2,748,000
   329,900    William Wrigley Jr. Co.                               21,113,600
                                                                  ------------
                                                                   112,137,600
                                                                  ------------
              HEALTH CARE EQUIPMENT AND SUPPLIES -- 3.11%
   250,000    Accelrys, Inc. (a)                                     1,817,500
   463,200    Biosite, Inc. (a)                                     24,053,976
   200,000    Boston Scientific Corp. (a)                            4,610,000
     3,900    CONMED Corp. (a)                                          74,685
   100,700    Cooper Cos., Inc. (The)                                5,440,821
    38,100    Diagnostic Products Corp.                              1,814,703
    46,100    Gen-Probe, Inc. (a)                                    2,541,032
   600,000    Medtronic, Inc.                                       30,450,000
   200,000    Steris Corp.                                           4,936,000
    65,100    Zoll Medical Corp. (a)                                 1,714,734
                                                                  ------------
                                                                    77,453,451
                                                                  ------------
              HEALTH CARE PROVIDERS AND SERVICES -- 1.76%
    20,200    BioScrip, Inc. (a)                                       145,642
   150,000    Cardinal Health, Inc.                                 11,178,000
   500,000    HCA, Inc.                                             22,895,000
   200,000    Health Management Associates, Inc.                     4,314,000
   100,000    McKesson Corp.                                         5,213,000
                                                                  ------------
                                                                    43,745,642
                                                                  ------------
              HOTELS, RESTAURANTS AND LEISURE -- 1.79%
    75,000    California Pizza Kitchen, Inc. (a)                     2,433,750
 1,100,000    McDonald's Corp.                                      37,796,000
   100,000    Outback Steakhouse, Inc.                               4,400,000
                                                                  ------------
                                                                    44,629,750
                                                                  ------------
              HOUSEHOLD DURABLES -- 2.33%
   229,400    Black & Decker Corp.                                  19,932,566
 1,000,000    Maytag Corp.                                          21,330,000
   250,000    Sherwin-Williams Co.                                  12,360,000
   130,000    Standard Pacific Corp.                                 4,370,600
                                                                  ------------
                                                                    57,993,166
                                                                  ------------

 HUSSMAN STRATEGIC GROWTH FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES      COMMON STOCKS -- 97.00% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS -- 3.74%
    49,900    Blyth, Inc.                                         $  1,048,898
   482,300    Clorox Co. (The)                                      28,865,655
   500,000    Colgate-Palmolive Co.                                 28,550,000
   300,000    Kimberly-Clark Corp.                                  17,340,000
   300,000    Proctor & Gamble Co. (The)                            17,286,000
                                                                  ------------
                                                                    93,090,553
                                                                  ------------
              INDUSTRIAL CONGLOMERATES -- 0.27%
   250,000    Tyco International Ltd.                                6,720,000
                                                                  ------------
              INFORMATION TECHNOLOGY CONSULTING AND SERVICES--4.11%
   250,000    Affiliated Computer Services, Inc. (a)                14,915,000
   700,000    Computer Sciences Corp. (a)                           38,885,000
 1,100,000    Fiserv, Inc. (a)                                      46,805,000
    72,300    Macrovision Corp. (a)                                  1,601,445
                                                                  ------------
                                                                   102,206,445
                                                                  ------------
              INSURANCE -- 0.64%
    92,600    Chubb Corp. (The)                                      8,837,744
   144,700    MetLife, Inc.                                          6,999,139
                                                                  ------------
                                                                    15,836,883
                                                                  ------------
              INTERNET SOFTWARE AND SERVICES -- 0.73%
   297,500    Check Point Software Technologies Ltd. (a)             5,955,950
   400,000    Cisco Systems, Inc. (a)                                8,668,000
   100,000    Network Appliances, Inc. (a)                           3,603,000
                                                                  ------------
                                                                    18,226,950
                                                                  ------------
              LEISURE EQUIPMENT AND PRODUCTS -- 2.52%
   400,000    Borders Group, Inc.                                   10,096,000
    92,500    Brunswick Corp.                                        3,594,550
   558,800    Eastman Kodak Co.                                     15,892,272
    49,400    Fuji Photo Film Co. Ltd. - ADR                         1,655,888
 1,200,000    Grupo Televisa S.A. - ADR                             23,880,000
   250,000    Nautilus Group, Inc. (The)                             3,737,500
   525,000    TiVo, Inc. (a)                                         3,795,750
                                                                  ------------
                                                                    62,651,960
                                                                  ------------
              MACHINERY -- 0.58%
   100,000    AGCO Corp. (a)                                         2,074,000
   400,000    Pall Corp.                                            12,476,000
                                                                  ------------
                                                                    14,550,000
                                                                  ------------
              MEDIA -- 2.80%
   100,000    Comcast Corp - Special Class A (a)                     2,612,000
   400,400    Gannett Co., Inc.                                     23,991,968
   150,000    Harte-Hanks, Inc.                                      4,102,500
   150,000    McGraw-Hill Cos., Inc. (The)                           8,643,000
   188,700    New York Times Co. (The) - Class A                     4,775,997
   506,300    Scholastic Corp. (a)                                  13,548,588
   434,300    Tribune Co.                                           11,912,849
                                                                  ------------
                                                                    69,586,902
                                                                  ------------
              METALS & MINING -- 0.19%
   230,000    Worthington Industries, Inc.                           4,613,800
                                                                  ------------

 HUSSMAN STRATEGIC GROWTH FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES      COMMON STOCKS -- 97.00% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
              MULTILINE RETAIL -- 1.39%
   100,000    American Eagle Outfitters, Inc.                     $  2,986,000
   500,000    Dollar General Corp.                                   8,835,000
   250,000    Dollar Tree Stores, Inc. (a)                           6,917,500
   300,000    Kohl's Corp. (a)                                      15,903,000
                                                                  ------------
                                                                    34,641,500
                                                                  ------------
              OFFICE ELECTRONICS -- 0.27%
   100,000    Canon, Inc. - ADR                                      6,605,000
                                                                  ------------
              OIL AND GAS -- 8.71%
   100,000    Anadarko Petroleum Corp.                              10,101,000
   300,000    BP Amoco plc - ADR                                    20,682,000
    75,000    Burlington Resources, Inc.                             6,893,250
   250,000    Chevron Corp.                                         14,492,500
   750,000    ConocoPhillips                                        47,362,500
   800,000    Exxon Mobil Corp.                                     48,688,000
   300,000    Marathon Oil Corp.                                    22,851,000
   285,400    Newfield Exploration Co. (a)                          11,958,260
   150,000    Petroleo Brasileiro S.A. - ADR                        13,000,500
   103,300    Pogo Producing Co.                                     5,190,825
   250,000    Royal Dutch Petroleum Co.                             15,565,000
                                                                  ------------
                                                                   216,784,835
                                                                  ------------
              PERSONAL PRODUCTS -- 0.27%
   301,000    NBTY, Inc. (a)                                         6,778,520
                                                                  ------------
              PHARMACEUTICALS -- 13.84%
   200,000    Abbott Laboratories                                    8,494,000
   565,800    Altair Nanotechnologies, Inc. (a)                      2,014,248
   190,000    AstraZeneca plc - ADR                                  9,543,700
 1,300,000    Biovail Corp.                                         31,655,000
   150,000    Bristol-Myers Squibb Co.                               3,691,500
   732,300    GlaxoSmithKline plc - ADR                             38,306,613
   850,000    Johnson & Johnson                                     50,337,000
   500,000    King Pharmaceuticals, Inc. (a)                         8,625,000
   133,700    Medicis Pharmaceutical Corp.                           4,358,620
   500,000    Novartis AG - ADR                                     27,720,000
   651,700    Omnicare, Inc.                                        35,836,983
 2,200,000    Pfizer, Inc.                                          54,824,000
   350,000    Pharmaceutical Product Development, Inc.              12,113,500
   125,000    Pharmacopeia Drug Discovery, Inc. (a)                    741,250
   579,000    Sanofi-Aventis - ADR                                  27,473,550
   250,000    Shire Pharmaceuticals Group plc - ADR                 11,622,500
   350,000    Wyeth                                                 16,982,000
                                                                  ------------
                                                                   344,339,464
                                                                  ------------
              REAL ESTATE -- 0.05%
   100,000    HRPT Properties Trust                                  1,174,000
                                                                  ------------

 HUSSMAN STRATEGIC GROWTH FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES      COMMON STOCKS -- 97.00% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 5.32%
   146,900    Cabot Microelectronics Corp. (a)                    $  5,449,990
 1,250,000    Emulex Corp. (a)                                      21,362,500
 2,400,000    Intel Corp.                                           46,440,000
    50,000    Kyocera Corp. - ADR                                    4,406,500
   183,200    Microchip Technology, Inc.                             6,650,160
    50,000    Nanometrics, Inc. (a)                                    692,500
   100,000    NVIDIA Corp. (a)                                       5,726,000
   664,600    QLogic Corp. (a)                                      12,860,010
 2,500,000    Taiwan Semiconductor Manufacturing Co. Ltd. - ADR     25,150,000
   150,000    Veeco Instruments, Inc. (a)                            3,502,500
                                                                  ------------
                                                                   132,240,160
                                                                  ------------
              SOFTWARE -- 3.57%
   100,000    BEA Systems, Inc. (a)                                  1,313,000
   310,700    Borland Software Corp. (a)                             1,677,780
   400,000    Citrix Systems, Inc. (a)                              15,160,000
   230,800    Intuit, Inc. (a)                                      12,276,252
   900,000    Microsoft Corp.                                       24,489,000
 1,000,000    Oracle Corp. (a)                                      13,690,000
 1,200,000    Symantec Corp. (a)                                    20,196,000
                                                                  ------------
                                                                    88,802,032
                                                                  ------------
              SPECIALTY RETAIL -- 4.35%
   300,000    Abercrombie & Fitch Co. - Class A                     17,490,000
   148,700    AutoNation, Inc. (a)                                   3,204,485
   300,000    Barnes & Noble, Inc.                                  13,875,000
   200,000    Bed Bath & Beyond, Inc. (a)                            7,680,000
   250,000    BJ's Wholesale Club, Inc. (a)                          7,877,500
   239,290    GameStop Corp. (a)                                    10,366,043
   290,000    Gap, Inc. (The)                                        5,417,200
   800,000    Home Depot, Inc. (The)                                33,840,000
   200,000    Timberland Co. (The) (a)                               6,846,000
    34,500    Williams-Sonoma, Inc.                                  1,462,800
                                                                  ------------
                                                                   108,059,028
                                                                  ------------
              TEXTILES & APPAREL -- 0.87%
   100,000    Jones Apparel Group, Inc.                              3,537,000
   100,000    NIKE, Inc. - Class B                                   8,510,000
   300,000    Pacific Sunwear of California, Inc. (a)                6,648,000
    50,000    V.F. Corp.                                             2,845,000
                                                                  ------------
                                                                    21,540,000
                                                                  ------------
              WIRELESS TELECOMMUNICATIONS SERVICES -- 0.63%
   366,400    Amdocs Ltd. (a)                                       13,212,384
    95,400    China Mobile (Hong Kong) Ltd. - ADR                    2,531,916
                                                                  ------------
                                                                    15,744,300
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $2,254,326,124)         $2,412,904,900
                                                                --------------

 HUSSMAN STRATEGIC GROWTH FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  CONTRACTS    CALL OPTION CONTRACTS -- 0.09%                         VALUE
--------------------------------------------------------------------------------
      2,000    S&P 500 Index Option, 04/22/2006 at $1,300
                (Cost $2,454,002)                               $    2,280,000
                                                                --------------

--------------------------------------------------------------------------------
  CONTRACTS    PUT OPTION CONTRACTS -- 0.89%                          VALUE
--------------------------------------------------------------------------------
      8,000    Russell 2000 Index Option, 06/17/2006 at $700    $    4,344,000
      3,000    S&P 500 Index Option, 06/17/2006 at $1,250            3,120,000
     10,000    S&P 500 Index Option, 06/17/2006 at $1,270           14,700,000
                                                                --------------
               TOTAL PUT OPTION CONTRACTS (Cost $40,181,500)    $   22,164,000
                                                                --------------

               TOTAL INVESTMENTS AT VALUE -- 97.98%
                 (Cost $2,296,961,626)                          $2,437,348,900
                                                                --------------

--------------------------------------------------------------------------------
   SHARES      MONEY MARKET FUNDS -- 6.13%                            VALUE
--------------------------------------------------------------------------------
152,408,514    First American Treasury Obligation Fund -
                Class A (Cost $152,408,514)                     $  152,408,514
                                                                --------------

               TOTAL INVESTMENTS AND MONEY MARKET FUNDS
                AT VALUE -- 104.11% (Cost $2,449,370,140)       $2,589,757,414


               LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.11%)   (102,210,831)
                                                                --------------

               NET ASSETS -- 100.00%                            $2,487,546,583
                                                                ==============


(a)  Non-income producing security.
 ADR - American Depositary Receipt

 See accompanying notes to Portfolio of Investments.

 HUSSMAN STRATEGIC GROWTH FUND
 SCHEDULE OF OPEN OPTIONS WRITTEN
 MARCH 31, 2006 (UNAUDITED)
----------------------------------------------------------------------------------------------
                                                                    VALUE OF        PREMIUMS
  CONTRACTS   WRITTEN CALL OPTIONS                                  OPTIONS         RECEIVED
----------------------------------------------------------------------------------------------
      8,000   Russell 2000 Index Option, 06/17/2006 at $700       $ 59,920,000    $ 41,588,000
      3,000   S&P 500 Index Option, 06/17/2006 at $1,250            19,110,000      17,795,500
     10,000   S&P 500 Index Option, 06/17/2006 at $1,270            48,000,000      47,985,000
                                                                  ------------    ------------
                                                                  $127,030,000    $107,368,500
                                                                  ============    ============

See accompanying notes to Portfolio of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES      COMMON STOCKS -- 22.55%                                 VALUE
--------------------------------------------------------------------------------
              ELECTRICAL EQUIPMENT -- 0.81%
    35,000    Endesa S.A. - ADR                                   $  1,125,250
                                                                  ------------
              ELECTRIC UTILITIES -- 1.84%
    25,000    Korea Electric Power Corp. - ADR                         540,000
    25,000    MDU Resources Group, Inc.                                836,250
    40,000    OGE Energy Corp.                                       1,160,000
                                                                  ------------
                                                                     2,536,250
                                                                  ------------
              GAS UTILITIES -- 0.99%
    45,000    WGL Holdings, Inc.                                     1,368,900
                                                                  ------------
              METALS AND MINING -- 18.34%
   100,000    AngloGold Ashanti Ltd. - ADR                           5,412,000
   250,000    Barrick Gold Corp.                                     6,810,000
    75,000    Compania de Minas Buenaventura S.A.u. - ADR            1,851,750
    35,000    Goldcorp, Inc.                                         1,023,750
    75,000    Harmony Gold Mining Co.                                1,191,000
   125,000    Newmont Mining Corp.                                   6,486,250
    50,000    Randgold Resources Ltd. - ADR (a)                        908,500
    75,000    Stillwater Mining Co. (a)                              1,234,500
    35,000    USEC, Inc.                                               421,750
                                                                  ------------
                                                                    25,339,500
                                                                  ------------
              OIL AND GAS -- 0.57%
    20,000    SCANA Corp.                                              784,800
                                                                  ------------

              TOTAL COMMON STOCKS (Cost $27,030,202)              $ 31,154,700
                                                                  ------------

--------------------------------------------------------------------------------
   PAR VALUE    U.S. TREASURY OBLIGATIONS -- 63.40%                   VALUE
--------------------------------------------------------------------------------
                U.S. TREASURY BILLS -- 18.50%
$  16,000,000   discount, due 07/27/2006                         $ 15,770,624
   10,000,000   discount, due 09/28/2006                            9,774,210
                                                                  ------------
                                                                   25,544,834
                                                                  ------------
                U.S. TREASURY NOTES -- 6.84%
   10,000,000   4.125%, due 05/15/2015                              9,452,740
                                                                  ------------

                U.S. TREASURY INFLATION-PROTECTION NOTES--38.06%
   18,980,500   3.375%, due 01/15/2012                             20,129,712
   11,026,200   3.00%, due 07/15/2012                              11,493,523
   21,458,800   2.00%, due 01/15/2014                              20,950,012
                                                                  ------------
                                                                   52,573,247
                                                                  ------------

                TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $89,706,796)                              $ 87,570,821
                                                                  ------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
   PAR VALUE     U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.09%          VALUE
--------------------------------------------------------------------------------
                 FEDERAL FARM CREDIT BANK -- 0.28%
  $     400,000  2.625%, due 09/24/2007                           $    386,094
                                                                  ------------
                 FEDERAL HOME LOAN BANK -- 0.89%
        750,000  2.22%, due 09/12/2006                                 740,914
        500,000  5.70%, due 04/16/2018                                 486,844
                                                                  ------------
                                                                     1,227,758
                                                                  ------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.92%
      3,000,000  2.81%, due 09/28/2006                               2,966,019
JPY 600,000,000  2.125%, due 10/09/2007                              5,204,953
                                                                  ------------
                                                                     8,170,972
                                                                  ------------

                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost $10,053,179)                             $  9,784,824
                                                                  ------------

                 TOTAL INVESTMENTS AT VALUE - 93.04%
                   (Cost $126,790,177)                            $128,510,345
                                                                  ------------

--------------------------------------------------------------------------------
     SHARES      MONEY MARKET FUNDS -- 6.49%                          VALUE
--------------------------------------------------------------------------------
      8,968,572  First American Treasury Obligation Fund
                   - Class A (Cost $8,968,572)                    $  8,968,572
                                                                  ------------

                 TOTAL INVESTMENTS AND MONEY MARKET FUNDS
                   AT VALUE -- 99.53% (Cost $135,758,749)         $137,478,917

                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.47%        649,480
                                                                  ------------

                 NET ASSETS -- 100.00%                            $138,128,397
                                                                  ============


(a)  Non-income producing security.
ADR  American Depositary Receipt
JPY  Japanese Yen

See accompanying notes to Portfolio of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)


1. SECURITIES VALUATION

The portfolio securities of the Hussman Strategic Growth Fund and the Hussman Total Return Fund are valued at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise at the mean of the closing bid and asked prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at a price between the closing bid and ask prices determined by the investment adviser to the Funds to most closely reflect market value as of the time of computation of net asset value. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally shall be valued at the mean of their closing bid and asked prices. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

HUSSMAN INVESTMENT TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)


In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2006:

                                                         Hussman Strategic
                                    Hussman Strategic          Total
                                       Growth Fund          Return Fund
                                    -----------------    -----------------

Cost of portfolio investments
   and written options              $ 2,342,024,083      $   135,758,749
                                    =================    =================

Gross unrealized appreciation       $   234,158,424      $     4,566,450

Gross unrealized depreciation          (113,455,093)          (2,846,282)
                                    -----------------    -----------------

Net unrealized appreciation         $   120,703,331      $     1,720,168
                                    =================    =================



The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Hussman Strategic Growth Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Hussman Investment Trust
             ---------------------------------------------------------



By (Signature and Title)*   /s/ John P. Hussman
                          -------------------------------------------------

                          John P. Hussman, President


Date           May 24, 2006
      ------------------------------------






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*   /s/ John P. Hussman
                          -------------------------------------------------

                          John P. Hussman, President


Date           May 24, 2006
      ------------------------------------



By (Signature and Title)*   /s/ Mark J. Seger
                          -------------------------------------------------

                          Mark J. Seger, Treasurer


Date           May 24, 2006
      ------------------------------------




* Print the name and title of each signing officer under his or her signature.